Long Term Debt - Covenant Description and Compliance (Details)	6 Months Ended
Jun. 30, 2012
Compliance with loan-to-value ratios	As of June 30, 2012, the Company was in compliance with its financial covenants or had the ability to remedy breaches of the financial covenants contained in its credit facilities. As of June 30, 2012, the Company was not in compliance with certain loan-to-value ratios contained in certain of its original loan agreements under which a total of $583,303 was outstanding as of that date. As a result, the Company may be required to prepay indebtedness or provide additional collateral to its lenders in the form of cash amounting to $146,536, in order to comply with these ratios, which is classified under current liabilities in the accompanying consolidated balance sheet.
Deutsche Bank Credit Facilities Ocean Rig [Member]
Debt instrument covenant description	On May 14, 2012, Ocean Rig signed amendments to its two $495,000 credit facilities with Deutsche Bank Luxembourg S.A. as agent (the "Deutsche Bank Credit Facilities") to, among other things, remove the payment guarantee of DryShips, subject to reinstatement as discussed below and remove the financial covenants for DryShips and the cross-default provision relating to the DryShips' outstanding indebtedness for its drybulk carrier and tanker fleet. As a result of the amendments, a default by DryShips under one of its loan agreements for its drybulk carrier and tanker fleet will not result in a cross-default under the Deutsche Bank Credit Facilities that would provide Ocean Rig's lenders thereunder with the right to accelerate Ocean Rig’s outstanding debt under these facilities. In addition, the amendments also removed the automatic prepayment mechanism under the Deutsche Bank Credit Facilities. Ocean Rig is also required to increase its debt service reserve account by an aggregate amount of $57,000 beginning September 2014. Furthermore, under the amended Deutsche Bank Credit Facilities, Ocean Rig is permitted to pay dividends, make distributions and effect redemptions or returns of share capital in an amount of up to 50% of net income, provided it maintains minimum liquidity in an aggregate amount of not less than $200,000 in cash and cash equivalents and restricted cash and provide evidence to the lenders through cash flow forecasts that Ocean Rig will maintain such level for the next 12 months following the date of the dividend, distribution or redemption or return of share capital. Under the terms of the amended Deutsche Bank Credit Facilities, in the event of a breach by Ocean Rig of the financial covenants contained in its guarantees, the unconditional and irrevocable payment guarantees of DryShips will be reinstated; pursuant to which DryShips will be obligated to pay, upon demand by the lenders, any amount outstanding under the loans upon a failure by Ocean Rig to pay such amount. In addition, DryShips will be required to indemnify the lenders in respect of any losses they incur in respect of any amounts due under the loans that are not recoverable from DryShips under the guarantees and that Ocean Rig fails to pay. The amount payable by DryShips under the guarantees will be limited to $214.000 with respect to the facility for the Ocean Rig Poseidon and $225,000 with respect to the facility for the Ocean Rig Mykonos, in each case plus any other amounts that become payable in connection with the payment of such amount. The guarantees do not include any financial covenants applicable to DryShips or cross-default provisions in relation to DryShips’ indebtedness for its drybulk carrier and tanker fleet.
DNB Bank Credit Facility Ocean Rig [Member]
Debt instrument covenant description	On May 18, 2012, Ocean Rig signed an amendment under its $1,040,000 credit facility with DNB Bank ASA as agent, to amend the facility to, among other things, remove the cross-acceleration clause relating to DryShips' indebtedness for its drybulk carrier and tanker fleet. As a result of the amendment, a default by DryShips under one of its loan agreements for its drybulk carrier and tanker fleet and the acceleration of the related debt will not result in a cross-default under the $1,040,000 credit facility that would provide the lenders with the right to accelerate the outstanding debt under the facility. Under the terms of the facility, as amended, the cross acceleration relating to the DryShips' outstanding indebtedness for its drybulk carrier and tanker fleet is replaced with a cross acceleration relating to the outstanding indebtedness of Ocean Rig, which now provides a guarantee under the facility. Furthermore, under the amended credit facility, Drill Rigs Holdings Inc. is restricted from paying or declaring a dividend without the prior written consent of the lenders if the employment contract for the Leiv Eiriksson with the consortium coordinated by Rig Management Norway has expired or has been terminated, cancelled or rescinded until it has been replaced to the satisfaction of the majority of the lenders.
Nordea Finland Plc Ocean Rig [Member]
Debt instrument covenant description	On May 9, 2012, Ocean Rig signed an amendment under its $800,000 secured term loan agreement with Nordea Finland Plc. to, among other things, terminate the guarantee by DryShips and remove the related covenants and the cross-acceleration provisions relating to the DryShips' indebtedness for its drybulk carrier and tanker fleet and Ocean Rig’s indebtedness under its other credit facilities. As a result of the amendment, a default by DryShips under one of its loan agreements for its drybulk carrier and tanker fleet or a default by Ocean Rig under one of its other credit facilities and the acceleration of the related debt will no longer result in a cross-default under the $800,000 secured term loan agreement that would provide the lenders with the right to accelerate the outstanding debt under the loan agreement. In addition, under the terms of the loan agreement, as amended, (i) Ocean Rig is permitted to buy back its own common shares; (ii) Drillships Holdings Inc., is able to pay dividends to Ocean Rig as its shareholder; and (iii) Ocean Rig is permitted to pay dividends, make distributions and effect redemptions or returns of share capital in an amount of up to 50% of net income, provided it maintains minimum liquidity in an aggregate amount of not less than $200,000 in cash and cash equivalents and restricted cash and provide evidence to the lenders through cash flow forecasts that Ocean Rig will maintain such level for the next 12 months following the date of the dividend, distribution or redemption or return of share capital. The amendment also provides for a reduction in the amount of minimum free cash required to be maintained by Drillships Holdings Inc. from $75,000 to $50,000. Under the original agreement, Ocean Rig is also required to maintain minimum free cash of $100,000.